Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Fair Value Measurements

NOTE 11 — Fair Value Measurements

Derivative Instruments: Derivative instruments that are not traded on an exchange are valued using conventional calculations/models that are primarily based on unobservable inputs such as private company unit price and volatilities, and therefore, such derivative instruments are included in Level 3.

Warrant Liabilities: Warrant liabilities that are not traded on an exchange are valued using conventional calculations/models that are primarily based on unobservable inputs such as private company unit price and volatilities, and therefore, such warrant instruments are included in Level 3.

Earn-out Liability: Earn-out liability is derived from inputs that are unobservable and valued using conventional calculations/models that utilizes key assumptions including forecasted revenues and volatilities of the underlying financial metrics during the Earnout period, and therefore, such the instrument is included in Level 3.

Upon the completion of the Business Combination, all outstanding warrants and options were exercised and converted into shares of the Company’s Common Stock, with the exception of the options related to Seaport’s second bridge loan, which were exercised on January 7, 2025. On March 31, 2025, the Company entered into an amendment to its bridge loan agreements with Seaport Group SIBS LLC. Under the terms of the amendment, Seaport agreed to convert the cumulative principal and accrued interest from the first and second bridge loans, purchase order loans, and OPG loans into 5,350,000 shares of the Company’s Common Stock. Additionally, in the same amendment, the Company granted Seaport a warrant to purchase 3,000,000 shares of Common Stock at an exercise price of $0.01 per share. Seaport exercised the warrant on March 31, 2025 by remitting $30,000, and the 3,000,000 shares of Common Stock were subsequently issued on April 2, 2025. As of March 31, 2025, the Company recognized the fair value of the exercised warrants under “Accrued issuable equity” on the Balance Sheet, reflecting the obligation to issue the related shares.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2025 and December 31, 2024, respectively, and indicates the fair value hierarchy of the valuation inputs the Company utilized.

Description	Level	March 31, 2025	December 31, 2024
Liabilities
Warrant liabilities	3	$—	$16,241,092
Derivative liabilities	3	$—	$8,327,602
Earn-out liability	3	$30,000	$—

The Company determined that the warrants, as of December 31, 2024, associated with notes are subject to treatment as a liability as the warrants for units of the Legacy Company are not indexed to its own membership interests. The warrants were subject to remeasurement at each Balance Sheet date and any change in fair value is recognized as a component of other expenses on the statements of operations.

The following tables present information about the change in fair value of the Company’s Level 3 warrant liabilities and derivative liabilities for the three months ended March 31, 2025.

Three months ended
Warrant liabilities	March 31, 2025
Fair value - beginning of period	$16,241,092
Issuance	—
Warrant exercised	(16,241,092)
Change in fair value	—
Fair value - end of period	$—

Three months ended
Derivative liabilities	March 31, 2025
Fair value - beginning of period	$8,327,602
Issuance	—
Option exercised	(8,327,602)
Change in fair value	—
Fair value - end of period	$—

Earn-out liabilities	Three months ended March 31, 2025
Fair value - beginning of period	$—
Issuance	30,000
Change in fair value	—
Fair value - end of period	$30,000

NOTE 10 — Fair Value Measurements

Derivative Instruments: Derivative instruments that are not traded on an exchange are valued using conventional calculations/models that are primarily based on unobservable inputs such as private company unit price and volatilities, and therefore, such derivative instruments are included in Level 3.

Warrant Liabilities: Warrant liabilities that are not traded on an exchange are valued using conventional calculations/models that are primarily based on unobservable inputs such as private company unit price and volatilities, and therefore, such warrant instruments are included in Level 3.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and 2023, respectively, and indicates the fair value hierarchy of the valuation inputs the Company utilized.

Description	Level	December 31, 2024	December 31, 2023
Liabilities
Warrant liabilities	3	$16,241,092	$22,024,165
Derivative liabilities	3	$8,327,602	$922,834

The Company has determined that the warrants associated with notes are subject to treatment as a liability as the warrants for units of the Company are not indexed to its own membership interests. The warrants are subject to remeasurement at each Balance Sheet date and any change in fair value is recognized as a component of other expenses on the statements of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants. At that time, the portion of the warrant liability related to the common unit warrant will be reclassified to additional paid-in capital.

The following tables present information about the change in fair value of the Company’s Level 3 warrant liabilities and derivative liabilities for the year ended December 31, 2024 and 2023:

	For the Year Ended	For the Year Ended
Warrant liabilities	December 31, 2024	December 31, 2023
Fair Value - beginning of period	$22,024,165	$5,652,553
Addition	—	—
Change in fair value	(5,783,073)	16,371,612
Fair Value - end of period	$16,241,092	$22,024,165

	For the Year Ended	For the Year Ended
Derivative liabilities	December 31, 2024	December 31, 2023
Fair Value - beginning of period	$922,834	$1,572,078
Addition	7,853,000	—
Change in fair value	(448,232)	(649,244)
Fair Value - end of period	$8,327,602	$922,834